Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property, plant and equipment - Fully owned
FULLY OWNED	Land & leasehold improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total
	(Euro, in thousands)
Acquisition value
On January 1, 2018	€4,736	€33,060	€3,209	€1,189	€42,195
Additions	275	4,674	1,039	4,404	10,392
Sales and disposals		(486)	(826)		(1,311)
Reclassifications		753	13	(766)	—
Translation differences		29	16		46
On December 31, 2018	5,011	38,031	3,452	4,827	51,321
Additions	273	6,382	649	15,076	22,380
Sales and disposals		(1,521)	(97)		(1,618)
Reclassifications		1,792	3	(1,795)	—
Reclassifications to right of use				(251)	(251)
Translation differences		(30)	22		(8)
On December 31, 2019	5,284	44,655	4,028	17,856	71,823
Additions	885	3,737	1,824	32,218	38,664
Sales and disposals	(51)	(1,096)	(81)		(1,228)
Reclassifications	10,625	(623)	2,084	(12,086)	—
Reclassifications to assets held for sale	(2)	(8,938)	(484)	(686)	(10,110)
Translation differences	(2)	(127)	(19)	(30)	(178)
On December 31, 2020	€16,739	€37,607	€7,352	€37,273	€98,972

Depreciations and impairment
On January 1 , 2018	€2,342	€20,495	€2,407	€258	€25,502
Depreciation	344	3,377	236	17	3,974
Sales and disposals		(485)	(826)		(1,310)
Translation differences		16	2		18
On December 31, 2018	2,686	23,403	1,819	275	28,184
Depreciation	394	4,018	399	7	4,818
Sales and disposals		(1,521)	(99)		(1,620)
Reclassifications to right of use				(251)	(251)
Translation differences		(15)			(15)
On December 31, 2019	3,080	25,885	2,119	31	31,117
Depreciation	654	3,587	1,418	7	5,666
Sales and disposals	(51)	(1,058)	(77)		(1,186)
Reclassifications	46	(1,675)	1,629		—
Reclassifications to assets held for sale		(4,327)	(448)	(39)	(4,814)
Translation differences	(1)	(61)	(13)		(75)
On December 31, 2020	€3,728	€22,350	€4,628	€—	€30,708

Carrying amount
On December 31, 2018	€2,325	€14,628	€1,632	€4,552	€23,137
On December 31, 2019	€2,204	€18,770	€1,909	€17,825	€40,707
On December 31, 2020	€13,011	€15,257	€2,724	€37,273	€68,264

Schedule of property, plant and equipment – Right of use
RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total
	(Euro, in thousands)
Acquisition value

On December 31, 2018	€—	€—	€—	€—
Change in accounting policy ( modified retrospective application IFRS 16)	24,056	219	2,130	26,406
Restated balance on January 1, 2019	24,056	219	2,130	26,406
Additions	3,270	84	1,176	4,530
Reclassifications to right of use		251		251
Translation differences	38			38
On December 31, 2019	27,364	554	3,307	31,225
Additions	18,341	186	2,932	21,459
Sales and disposals		(6)	(161)	(167)
Reclassifications to assets held for sale	(5,940)		(263)	(6,202)
Translation differences	(88)	—	(3)	(90)
On December 31, 2020	€39,678	€734	€5,812	€46,225

Depreciations and impairment

On December 31, 2018	€—	€—	€—	€—
Depreciation	4,666	91	867	5,624
Reclassifications to right of use		251		251
Translation differences	4			4
On December 31, 2019	4,670	342	867	5,879
Depreciation	5,350	128	1,405	6,883
Sales and disposals		(6)	(161)	(167)
Reclassifications to assets held for sale	(1,334)		(115)	(1,448)
Translation differences	(36)		(1)	(36)
On December 31, 2020	€8,651	€464	€1,995	€11,111

Carrying amount

On December 31, 2019	€22,694	€212	€2,440	€25,345
On December 31, 2020	€31,027	€270	€3,817	€35,113

	December 31,
Carrying amount	2020	2019	2018
Property, plant and equipment fully owned	€68,264	€40,707	€23,137
Right-of-use	35,113	25,345	—
Total property, plant and equipment	€103,378	€66,052	€23,137